Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Prepaid expenses and other current assets are comprised of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Prepaid materials and supplies	$5,216	$3,675
Prepaid professional services	94	154
Derivative asset	1,104	—
Other prepaid expenses and current assets	2,878	2,400
Total	$9,292	$6,229